Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERTING ACTIVIITES
Net loss	$ (6,448,875)	$ (607,909)
Adjustments to reconcile net loss to net cash (used in) operating activities
Change in non-controlling interest	(4,488)
Bad debt expense	238,422
Forgiveness of debt	(10,057)	(64,725)
Depreciation and amortization	78,208	47,988
Lease cost, net of repayment	3,091	6,297
Foreign currency (gain) loss	3,785	29,587
Stock-based compensation	641,155	104,638
Common stock issued for services rendered	1,791,995
Change in fair value of derivative liability and derivative expense	1,077,387
Gain on extinguishment of derivative liability	(1,089,675)
Loss on settlement of debt	108,411
Amortization of discounts on debt	629,759
Gain on sale of assets	(146)
Changes in assets and liabilities
Accounts receivable	(528,965)	65,816
Prepaid expenses and other current assets	294,165	(144,600)
Other assets		28,647
Accounts payable, accrued expenses and deferred taxes	85,383	293,943
Accrued payroll and payroll taxes	(24,784)	55,967
Accrued duties and taxes	(7,874)	(2,813)
Total adjustments	3,285,772	420,745
Net cash (used in) operating activities	(3,163,103)	(187,164)
CASH FLOWS FROM INVESTING ACTIVITES
Cash received in acquisition of Mimo	42,844
Cash received in acquisition of Rohuma	5,945
Acquisition of Mimo	(21,825)
Advances of note receivable - related party		(227,877)
Acquisition of fixed assets	(6,023)	(3,709)
Net cash provided by (used in) investing activities	20,941	(231,586)
CASH FLOWS FROM FINANCING ACTIVITES
Increase (decrease) in cash overdraft	30,539	(228,745)
Proceeds from the issuance of common stock	494,500
Proceeds from the exercise of warrants	45
Proceeds from convertible notes	1,715,000
Repayment of convertible notes	(515,615)
Proceeds from long-term debt - related parties	2,986,125	554,940
Repayment of long-term debt - related parties	(1,292,397)	(42,100)
Proceeds from long-term debt	50,331	197,540
Repayments of long-term debt	(214,242)	(196,202)
Net cash provided by financing activities	3,254,286	285,433
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	112,124	(133,317)
CASH AND RESTRICTED CASH - BEGINNING OF YEAR	58,404	191,721
CASH AND RESTRICTED CASH - END OF YEAR	170,528	58,404
CASH PAID DURING THE PERIOD FOR:
Interest expense	132,166	84,830
Income taxes	89,750	1,609
SUMMARY OF NON-CASH ACTIVITIES:
Common stock issued for conversion of long-term debt, related and unrelated parties	427,568
Rohuma, LLC [Member]
SUMMARY OF NON-CASH ACTIVITIES:
Accounts receivable	4,179
Prepaid and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Long-term debt - related parties	(37,776)
Long-term debt	(10,000)
Cash overdraft	(2,980)
Cash	6,027
Total net assets acquired	(86,496)
Consideration per Share Exchange Agreement	3,433,776
Goodwill/(Bargain Purchase Gain)	3,520,272
MIMO Technologies PVT Ltd [Member]
SUMMARY OF NON-CASH ACTIVITIES:
Accounts receivable	58,692
Prepaid and other current assets	272,872
Fixed assets	153,186
Intellectual property	508,669
Tradenames	169,556
Accrued payroll and related taxes	(104,750)
Accounts payable and accrued expenses	(708,833)
Accrued duties and taxes	(28,213)
Long-term debt - related parties	(343,118)
Long-term debt	(236,712)
Comprehensive income	(42,735)
Cash	43,851
Total net assets acquired	(257,535)
Consideration per Share Exchange Agreement	2,085,653
Goodwill/(Bargain Purchase Gain)	$ 2,343,188